Morgan, Lewis & Bockius LLP                                       MORGAN LEWIS
1701 Market Street                                             COUNSELORS AT LAW
Philadelphia, PA 19103-2921
Tel. 215.963.5000
Fax: 215.963.5001
www.morganlewis.com

August 30, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: THE ADVISORS' INNER CIRCLE FUND: POST-EFFECTIVE AMENDMENT NO. 126
    (FILE NOS. 033-42484 AND 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and the under Investment Company Act of 1940, as amended, Post-Effective Amendment No. 126 ("PEA No. 126") to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto. The purpose of PEA No. 126 is to (i) update the financial information for the Trust's Cambiar Aggressive Value Fund, Cambiar International Equity Fund, Cambiar Opportunity Fund, and Cambiar Small Cap Fund (the "Funds"); (ii) respond to the Staff's comments on Post-Effective Amendment No. 124; and (iii) make other non-material changes to the Funds' Prospectuses and Statement of Additional Information.

I hereby certify that PEA No. 126 does not contain disclosure that renders it ineligible to be filed under Rule 485(b). If you have any questions regarding PEA No. 126, please do not hesitate to contact me at (215)963-5037.

Sincerely,

/S/ TIMOTHY LEVIN
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Timothy Levin

Enclosures